Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

4. Prepaid Expenses and Other Current Assets

At June 30, 2023 and December 31, 2022, the Company’s prepaid expenses and other current assets consists of the following:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Prepaid expenses	314	89
Other receivables	5	228
Prepaid and Other Current Assets	319	317

Included in prepaid and other current assets is a receivable of $5.0 thousand and $0.2 million as of June 30, 2023 and December 31, 2022, respectively.

NOTE 4 – PREPAID EXENSES AND OTHER CURRENT ASSETS

At December 31, 2022 and 2021, the Company’s prepaid expenses and other current assets consists of the following:

	December 31,	December 31,
	2022	2021
Prepaid expenses	$89,197	$83,975
Preopening expenses	—	602
Other receivables	228,242	1,704,751
Prepaid and Other Current Assets	$317,439	$1,789,328

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Included in prepaid and other current assets is a receivable of $228,242 and $1,704,751 for the years ended December 31, 2022 and 2021, respectively. The receivable reduced Labor expense for 2021 is included in Restaurant operating expenses, related to the employee retention tax credits receivable from the Internal Revenue Services (“IRS”) that was made available to companies effected by COVID-19. The Company started to early access the credit in the fourth quarter of 2021 as allowed by the IRS.